Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
																Value of initial fixed $100 investment based on:
Fiscal Year	Summary Compensation Table Total for PEO-1 ($)	(a)	Summary Compensation Table Total for PEO-2 ($)	(a)	Summary Compensation Table Total for PEO-3 ($)	(a)	Compensation Actually Paid to PEO-1 ($)	(b)	Compensation Actually Paid to PEO-2 ($)	(b)	Compensation Actually Paid to PEO-3 ($)	(b)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	(b)	Total Shareholder Return ($)	(c)	Peer Group Total Shareholder Return ($)	(c)(d)	Net Income (in mm) ($)	(e)	Free Cash Flow (in mm) ($)	(f)
2025	9,879,106		–		–		14,308,783		–		–		4,434,735	4,815,649		308		193		1,819		1,839
2024	8,974,550		–		–		15,216,744		–		–		3,683,954	5,257,339		269		196		(714)		8
2023	7,404,561		–		–		2,254,556		–		–		2,938,424	1,353,086		202		198		2,419		551
2022	8,227,940		–		–		15,943,728		–		–		3,756,403	5,873,256		237		191		4,936		2,302
2021	7,688,937		2,204,135		7,108,735		7,949,767		2,745,943		7,108,735		2,190,177	2,314,423		146		131		6,328		1,053

(a)	Amounts shown as reported in the Summary Compensation Table for Domenic (“Nick”) Dell’Osso, Jr. (PEO-1), Michael A. Wichterich (PEO-2) and Robert D. (“Doug”) Lawler (PEO-3). Mr. Dell’Osso was promoted from Executive Vice President and Chief Financial Officer in October 2021. The largest portion of his compensation in 2021 was earned as our Executive Vice President and Chief Financial Officer; however, because he served as our principal executive officer during a portion of that year, we have included his compensation separately for that year.
(b)	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of PSU and RSU awards reported in the Summary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Viets, Lacy, Turco and Singh and Ms. Raiford for 2025, Messrs. Viets, Lacy, Singh and Russ for 2024, Messrs. Viets, Singh and Russ for 2023, Messrs. Viets, Singh, Russ and Wichterich for 2022, and Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

	2025		2024		2023		2022		2021
Reconciliation of Compensation Actually Paid	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	PEO-2 ($)	PEO-3 ($)	Average for Other NEOs ($)
Summary Compensation Table Total	9,879,106	4,434,735	8,974,550	3,683,954	7,404,561	2,938,424	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177
Reported Value of Equity Awards	(8,890,444)	(2,601,147)	(6,269,809)	(2,080,054)	(5,149,927)	(1,830,657)	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)
Adjustments
Year End Fair Value of Awards Granted in Current Year	10,068,053	2,347,399	7,597,004	2,411,005	3,765,177	1,338,419	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853
Change in Fair Value of Awards Granted in Prior Years	2,367,809	494,054	3,111,802	1,020,737	(4,150,649)	(1,205,564)	4,092,607	741,003	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	275,211	(16,214)	1,346,158	90,274	(207,740)	(78,623)	181,605	14,857	–	–	–	–
Prior Year End Fair Value of Awards that were Forfeited in the Current Year	–	–	–	–	–	–	–	–	–	–	–	–
Value of Dividends Paid on Awards	609,048	156,822	457,039	131,423	593,134	191,087	1,130,981	398,663	29,715	27,059	–	4,224
Total Equity Award Adjustments	13,320,121	2,982,061	12,512,003	3,653,439	(78)	245,319	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077
Compensation Actually Paid	14,308,783	4,815,649	15,216,744	5,257,339	2,254,556	1,353,086	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423

(c)	Total Shareholder Return, in accordance with Item 201(e) of Regulation S-K, is calculated based on the value of an initial $100 fixed investment and assumes the rein-vestment of any issued dividends. TSR is cumulative for the measurement periods beginning on February 10, 2021 (our date of emergence) and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021.
(d)	The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index which is the same index referenced in the common stock Performance Graph within our Annual Report for the year ended December 31, 2025. Peer Group Total Shareholder Return is calculated on a market capitalization weighted basis according to stock market capitalization at the beginning of each period for which a return is indicated.
(e)	Represents the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for each year. We emerged from bankruptcy on February 10, 2021. Net income for the fiscal year ended December 31, 2021 represents the sum of net income derived from the period from January 1, 2021 through February 9, 2021 and net income derived from the period from February 10, 2021 through December 31, 2021.
(f)	Free Cash Flow is a non-GAAP measure and is defined as net cash provided by (used in) operating activities (GAAP) less cash capital expenditures. See Appendix — Reconciliation of non-GAAP Financial Measures, beginning on page 69.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	(a)Amounts shown as reported in the Summary Compensation Table for Domenic (“Nick”) Dell’Osso, Jr. (PEO-1), Michael A. Wichterich (PEO-2) and Robert D. (“Doug”) Lawler (PEO-3). Mr. Dell’Osso was promoted from Executive Vice President and Chief Financial Officer in October 2021. The largest portion of his compensation in 2021 was earned as our Executive Vice President and Chief Financial Officer; however, because he served as our principal executive officer during a portion of that year, we have included his compensation separately for that year. (b)Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of PSU and RSU awards reported in the Summary Compensation Table (SCT) for Messrs. Dell’Osso (PEO-1), Wichterich (PEO-2) and Lawler (PEO-3) and for the average of the Other NEOs Messrs. Viets, Lacy, Turco and Singh and Ms. Raiford for 2025, Messrs. Viets, Lacy, Singh and Russ for 2024, Messrs. Viets, Singh and Russ for 2023, Messrs. Viets, Singh, Russ and Wichterich for 2022, and Messrs. Singh, Russ, Frank J. Patterson and James R. Webb for 2021.
Peer Group Issuers, Footnote	(c)Total Shareholder Return, in accordance with Item 201(e) of Regulation S-K, is calculated based on the value of an initial $100 fixed investment and assumes the rein-vestment of any issued dividends. TSR is cumulative for the measurement periods beginning on February 10, 2021 (our date of emergence) and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021. (d)The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index which is the same index referenced in the common stock Performance Graph within our Annual Report for the year ended December 31, 2025. Peer Group Total Shareholder Return is calculated on a market capitalization weighted basis according to stock market capitalization at the beginning of each period for which a return is indicated.
Adjustment To PEO Compensation, Footnote	To calculate the CAP, the following amounts were deducted and added to the SCT Total:
	2025		2024		2023		2022		2021
Reconciliation of Compensation Actually Paid	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	PEO-2 ($)	PEO-3 ($)	Average for Other NEOs ($)
Summary Compensation Table Total	9,879,106	4,434,735	8,974,550	3,683,954	7,404,561	2,938,424	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177
Reported Value of Equity Awards	(8,890,444)	(2,601,147)	(6,269,809)	(2,080,054)	(5,149,927)	(1,830,657)	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)
Adjustments
Year End Fair Value of Awards Granted in Current Year	10,068,053	2,347,399	7,597,004	2,411,005	3,765,177	1,338,419	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853
Change in Fair Value of Awards Granted in Prior Years	2,367,809	494,054	3,111,802	1,020,737	(4,150,649)	(1,205,564)	4,092,607	741,003	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	275,211	(16,214)	1,346,158	90,274	(207,740)	(78,623)	181,605	14,857	–	–	–	–
Prior Year End Fair Value of Awards that were Forfeited in the Current Year	–	–	–	–	–	–	–	–	–	–	–	–
Value of Dividends Paid on Awards	609,048	156,822	457,039	131,423	593,134	191,087	1,130,981	398,663	29,715	27,059	–	4,224
Total Equity Award Adjustments	13,320,121	2,982,061	12,512,003	3,653,439	(78)	245,319	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077
Compensation Actually Paid	14,308,783	4,815,649	15,216,744	5,257,339	2,254,556	1,353,086	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423

Non-PEO NEO Average Total Compensation Amount	$ 4,434,735	$ 3,683,954	$ 2,938,424	$ 3,756,403	$ 2,190,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,815,649	5,257,339	1,353,086	5,873,256	2,314,423
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the CAP, the following amounts were deducted and added to the SCT Total:
	2025		2024		2023		2022		2021
Reconciliation of Compensation Actually Paid	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	Average for Other NEOs ($)	PEO-1 ($)	PEO-2 ($)	PEO-3 ($)	Average for Other NEOs ($)
Summary Compensation Table Total	9,879,106	4,434,735	8,974,550	3,683,954	7,404,561	2,938,424	8,227,940	3,756,403	7,688,937	2,204,135	7,108,735	2,190,177
Reported Value of Equity Awards	(8,890,444)	(2,601,147)	(6,269,809)	(2,080,054)	(5,149,927)	(1,830,657)	(6,434,727)	(2,664,967)	(5,699,725)	(1,389,459)	–	(746,831)
Adjustments
Year End Fair Value of Awards Granted in Current Year	10,068,053	2,347,399	7,597,004	2,411,005	3,765,177	1,338,419	8,745,322	3,627,297	5,930,840	1,904,208	–	866,853
Change in Fair Value of Awards Granted in Prior Years	2,367,809	494,054	3,111,802	1,020,737	(4,150,649)	(1,205,564)	4,092,607	741,003	–	–	–	–
Change in Fair Value of Awards Granted in Prior Years that Vested in Current Year	275,211	(16,214)	1,346,158	90,274	(207,740)	(78,623)	181,605	14,857	–	–	–	–
Prior Year End Fair Value of Awards that were Forfeited in the Current Year	–	–	–	–	–	–	–	–	–	–	–	–
Value of Dividends Paid on Awards	609,048	156,822	457,039	131,423	593,134	191,087	1,130,981	398,663	29,715	27,059	–	4,224
Total Equity Award Adjustments	13,320,121	2,982,061	12,512,003	3,653,439	(78)	245,319	14,150,515	4,781,820	5,960,555	1,931,267	–	871,077
Compensation Actually Paid	14,308,783	4,815,649	15,216,744	5,257,339	2,254,556	1,353,086	15,943,728	5,873,256	7,949,767	2,745,943	7,108,735	2,314,423

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Free Cash Flow
Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group TSR
Tabular List, Table

Most Important Performance Measures

The items listed below represent the most important metrics we used to determine CAP for 2025.

Absolute Total Shareholder Return	Relative Total Shareholder Return	Free Cash Flow

Capital Efficiency	Cash Generation	Sustainability Performance

Total Shareholder Return Amount	$ 308	269	202	237	146
Peer Group Total Shareholder Return Amount	193	196	198	191	131
Net Income (Loss)	$ 1,819,000,000	$ (714,000,000)	$ 2,419,000,000	$ 4,936,000,000	$ 6,328,000,000
Company Selected Measure Amount	1,839,000,000	8,000,000	551,000,000	2,302,000,000	1,053,000,000
PEO Name	Mr. Dell’Osso
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	(f)Free Cash Flow is a non-GAAP measure and is defined as net cash provided by (used in) operating activities (GAAP) less cash capital expenditures. See Appendix — Reconciliation of non-GAAP Financial Measures, beginning on page 69.
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Efficiency
Measure:: 5
Pay vs Performance Disclosure
Name	Cash Generation
Measure:: 6
Pay vs Performance Disclosure
Name	Sustainability Performance
Equity Awards Adjustments Change In Fair Value Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr Dell Osso Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,879,106	$ 8,974,550	$ 7,404,561	$ 8,227,940	7,688,937
PEO Actually Paid Compensation Amount	14,308,783	15,216,744	2,254,556	15,943,728	7,949,767
Wichterich Member
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,204,135
PEO Actually Paid Compensation Amount					2,745,943
Lawler Member
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,108,735
PEO Actually Paid Compensation Amount					7,108,735
PEO | Mr Dell Osso Member | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,890,444)	(6,269,809)	(5,149,927)	(6,434,727)	(5,699,725)
PEO | Mr Dell Osso Member | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,320,121	12,512,003	(78)	14,150,515	5,960,555
PEO | Mr Dell Osso Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,068,053	7,597,004	3,765,177	8,745,322	5,930,840
PEO | Mr Dell Osso Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,367,809	3,111,802	(4,150,649)	4,092,607
PEO | Mr Dell Osso Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,211	1,346,158	(207,740)	181,605
PEO | Mr Dell Osso Member | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	609,048	457,039	593,134	1,130,981	29,715
PEO | Mr Dell Osso Member | Equity Awards Adjustments Change In Fair Value Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wichterich Member | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,389,459)
PEO | Wichterich Member | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,931,267
PEO | Wichterich Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,904,208
PEO | Wichterich Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wichterich Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wichterich Member | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					27,059
PEO | Wichterich Member | Equity Awards Adjustments Change In Fair Value Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawler Member | Equity Awards Adjustments Change In Fair Value Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,601,147)	(2,080,054)	(1,830,657)	(2,664,967)	(746,831)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,982,061	3,653,439	245,319	4,781,820	871,077
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,347,399	2,411,005	1,338,419	3,627,297	866,853
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	494,054	1,020,737	(1,205,564)	741,003
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,214)	90,274	(78,623)	14,857
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,822	131,423	191,087	$ 398,663	4,224
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Prior Year End Fair Value of Awards that were Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount